Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 1,697	$ 2,965	$ 2,698
Foreign	1,631	1,683	1,770
Income before income taxes	$ 3,328	$ 4,648	$ 4,468